Fees Summary	Aug. 26, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 50,000,000.00
Previously Paid Amount	0.00
Total Fee Amount	6,905.00
Total Offset Amount	1,830.13
Net Fee	$ 5,074.87
Offering Table N/A
Offset Table N/A
Combined Prospectus Table N/A	N/A